UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21488

Cohen & Steers Global Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares/Units	Value
COMMON STOCK 98.7%
AUSTRALIA 5.2%
ELECTRIC—INTEGRATED ELECTRIC 0.5%
AGL Energy Ltd(a)	121,069	$1,399,655

PIPELINES—C-CORP 1.3%
APA Group(a)	502,420	3,455,694

TOLL ROADS 3.4%
Transurban Group(a)	1,229,856	8,905,230
TOTAL AUSTRALIA		13,760,579

CANADA 6.6%
MARINE PORTS 0.5%
Westshore Terminals Investment Corp.	53,322	1,314,789

PIPELINES—C-CORP 3.6%
Enbridge	77,043	3,713,612
TransCanada Corp.	139,366	5,959,546
		9,673,158
RAILWAYS 2.5%
Canadian National Railway Co.	49,997	3,348,265
Canadian Pacific Railway Ltd	18,172	3,327,217
		6,675,482
TOTAL CANADA		17,663,429

CHILE 0.5%
WATER
Aguas Andinas SA, Class A(a)	2,278,159	1,342,411

CHINA 1.6%
GAS DISTRIBUTION 1.0%
Towngas China Co., Ltd. (Cayman Islands) (HKD)(a)	2,989,000	2,734,456

TOLL ROADS 0.6%
Jiangsu Expressway Co., Ltd., Class H (HKD)(a)	1,078,000	1,458,672
TOTAL CHINA		4,193,128

FRANCE 4.0%
COMMUNICATIONS—SATELLITES 1.7%
Eutelsat Communications(a)	136,889	4,540,776

RAILWAYS 2.3%
Groupe Eurotunnel SA(a)	425,591	6,101,288
TOTAL FRANCE		10,642,064

	Number of Shares/Units	Value
HONG KONG 4.1%
ELECTRIC—REGULATED ELECTRIC 1.9%
Power Assets Holdings Ltd.(a)	492,000	$5,000,092

MARINE PORTS 2.2%
China Merchants Holdings International Co., Ltd.(a)	832,000	3,281,927
Cosco Pacific Ltd. (Bermuda)(a)	2,060,000	2,687,756
		5,969,683
TOTAL HONG KONG		10,969,775

ITALY 5.4%
COMMUNICATIONS—TOWERS 1.7%
Ei Towers S.p.A.(b)	73,893	3,939,303
RAI Way S.p.A.(b)	116,790	502,314
		4,441,617
ELECTRIC—INTEGRATED ELECTRIC 1.1%
Enel S.p.A.(a)	639,804	2,890,266

GAS DISTRIBUTION 1.2%
Snam S.p.A.(a)	677,076	3,286,617

TOLL ROADS 1.4%
Atlantia S.p.A.(a)	146,553	3,848,532
TOTAL ITALY		14,467,032

JAPAN 7.3%
ELECTRIC—INTEGRATED ELECTRIC 3.2%
Electric Power Development Co., Ltd.(a)	161,800	5,450,569
Kansai Electric Power Co.(a),(b)	309,600	2,950,760
		8,401,329

GAS DISTRIBUTION 2.5%
Tokyo Gas Co., Ltd.(a)	1,051,000	6,607,351

RAILWAYS 1.6%
Central Japan Railway Co.(a)	10,300	1,861,410
West Japan Railway Co.(a)	46,600	2,443,256
		4,304,666
TOTAL JAPAN		19,313,346

LUXEMBOURG 0.2%
COMMUNICATIONS—SATELLITES
SES SA(a)	14,197	503,286

	Number of Shares/Units	Value
MEXICO 2.3%
AIRPORTS 1.3%
Grupo Aeroportuario del Pacifico SAB de CV, ADR	51,003	$3,342,737

TOLL ROADS 1.0%
OHL Mexico SAB de CV(b)	1,429,476	2,701,792
TOTAL MEXICO		6,044,529

SOUTH KOREA 1.0%
ELECTRIC—REGULATED ELECTRIC
Korea Electric Power Corp.(a)	65,671	2,706,282

SPAIN 4.1%
GAS DISTRIBUTION 1.3%
Enagas SA(a)	121,582	3,476,620

TOLL ROADS 2.8%
Abertis Infraestructuras SA(a)	151,167	2,732,277
Ferrovial SA(a)	226,660	4,819,260
		7,551,537
TOTAL SPAIN		11,028,157

SWITZERLAND 1.9%
AIRPORTS
Flughafen Zuerich AG(a)	6,480	5,098,427

UNITED KINGDOM 4.4%
ELECTRIC—REGULATED ELECTRIC 2.7%
Abengoa Yield PLC (USD)	40,115	1,355,085
National Grid PLC(a)	458,255	5,891,349
		7,246,434
WATER 1.7%
Pennon Group PLC(a)	170,854	2,086,845
United Utilities Group PLC(a)	162,597	2,248,272
		4,335,117
TOTAL UNITED KINGDOM		11,581,551

UNITED STATES 50.1%
COMMUNICATIONS—TOWERS 6.1%
American Tower Corp.	62,390	5,874,018
Crown Castle International Corp.	125,474	10,356,624
		16,230,642

	Number of Shares/Units	Value
DIVERSIFIED 0.9%
Macquarie Infrastructure Co LLC	28,757	$2,366,414

ELECTRIC 22.6%
INTEGRATED ELECTRIC 7.3%
Dominion Resources	122,854	8,706,663
Exelon Corp.	81,617	2,743,148
NextEra Energy	57,967	6,031,466
Pattern Energy Group	73,837	2,091,064
		19,572,341
REGULATED ELECTRIC 15.3%
Alliant Energy Corp.	108,566	6,839,658
CenterPoint Energy	130,812	2,669,873
CMS Energy Corp.	176,849	6,173,798
DTE Energy Co.	67,219	5,423,901
Duke Energy Corp.	71,681	5,503,667
Edison International	72,538	4,531,449
PG&E Corp.	103,166	5,475,020
Xcel Energy	117,363	4,085,406
		40,702,772
TOTAL ELECTRIC		60,275,113

GAS DISTRIBUTION 6.9%
Atmos Energy Corp.	86,519	4,784,501
NiSource	77,663	3,429,598
Sempra Energy	92,485	10,082,715
		18,296,814
PIPELINES 8.8%
PIPELINES—C-CORP 6.2%
Kinder Morgan	145,522	6,120,655
SemGroup Corp., Class A	50,993	4,147,771
Williams Cos. (The)	121,855	6,164,644
		16,433,070
PIPELINES—MLP 2.6%
Dominion Midstream Partners LP	67,526	2,803,004
Energy Transfer Equity LP	64,541	4,089,318
		6,892,322
TOTAL PIPELINES		23,325,392

		Number of Shares/Units	Value
RAILWAYS 3.5%
Union Pacific Corp.		86,914	$9,413,655

SHIPPING 1.3%
Teekay Corp. (Marshall Islands)		73,567	3,426,015
TOTAL UNITED STATES			133,334,045
TOTAL COMMON STOCK (Identified cost—$232,443,538)			262,648,041

SHORT-TERM INVESTMENTS 1.1%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(c)		3,000,000	3,000,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$3,000,000)			3,000,000

TOTAL INVESTMENTS (Identified cost—$235,443,538)	99.8%		265,648,041

OTHER ASSETS IN EXCESS OF LIABILITIES	0.2		640,626

NET ASSETS	100.0%		$266,288,667

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
HKD	Hong Kong Dollar
MLP	Master Limited Partnership
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)    Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 37.5% of the net assets of the Fund, all of which have been fair valued pursuant to foreign equity fair value pricing procedures approved by the Board of Directors.

(b)    Non-income producing security.

(c)     Rate quoted represents the annualized seven-day yield of the Fund.

Sector Summary	% of Net Assets
Electric	33.0
Pipelines	13.7
Gas Distribution	12.9
Railways	9.9
Communications	9.7
Toll Roads	9.2
Airports	3.2
Marine Ports	2.7
Water	2.2
Other	1.3
Shipping	1.3
Diversified	0.9
100.0

Cohen & Steers Global Infrastructure Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.  If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material

Cohen & Steers Global Infrastructure Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.  As of March, 31, 2015, there were $1,399,655 of securities transferred between Level 1 and Level 2, which resulted from the Fund utilizing foreign equity fair value pricing procedures as of March 31, 2015.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at value:

Cohen & Steers Global Infrastructure Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Canada	$17,663,429	$17,663,429	$—	$—
Italy	14,467,032	4,441,617	10,025,415	—
Mexico	6,044,529	6,044,529	—	—
United Kingdom	11,581,551	1,355,085	10,226,466	—
United States	133,334,045	133,334,045	—	—
Other Countries	79,557,455	—	79,557,455	—
Short-Term Investments	3,000,000	—	3,000,000	—
Total Investments(a)	$265,648,041	$162,838,705	$102,809,336	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2.   Income Tax Information

As of March 31, 2015, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$235,443,538
Gross unrealized appreciation	$32,208,962
Gross unrealized depreciation	(2,004,459)
Net unrealized appreciation	$30,204,503

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

By:	/s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin		By:	/s/James Giallanza
	Name:	Adam M. Derechin		Name:	James Giallanza
	Title:	President and Principal Executive Officer		Title:	Treasurer and Principal Financial Officer

Date: May 27, 2015